Shareholder Report, Average Annual Return (Details) B003027_Direxion Daily MU Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily MU Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily MU Bull 2X Shares NAV
Average Annual Return, Percent	208.62%	173.56%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	18.48%
Micron Technology, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Micron Technology, Inc.
Average Annual Return, Percent	124.56%	110.38%